BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—88.3%
COMMON STOCKS—60.8%
Brazil—7.3%
Cia Brasileira de Distribuicao	21,400	$160,632
Eletromidia SA*	1,049,678	3,788,484
Sendas Distribuidora SA	38,500	660,418
Vivara Participacoes SA	107,700	630,284
		5,239,818
Canada—1.4%
Parex Resources, Inc.*	57,794	986,476
China—13.4%
Alibaba Group Holding Ltd.*	24,000	641,892
Baidu, Inc. - SP ADR*†	2,562	502,844
China Yongda Automobiles Services Holdings Ltd.	1,020,500	1,800,003
CIFI Holdings Group Co., Ltd.	752,165	655,459
Industrial & Commercial Bank of China Ltd., Class H	551,000	361,737
JNBY Design Ltd.	191,000	356,853
Longfor Group Holdings Ltd.	125,000	732,572
Momo, Inc. - SP ADR†	8,313	116,631
Ping An Insurance Group Co. of China Ltd., Class H	113,466	1,239,409
Tongcheng-Elong Holdings Ltd.*	350,800	943,427
Zhongsheng Group Holdings Ltd.	264,000	2,195,772
		9,546,599
Greece—0.7%
JUMBO SA	27,248	524,187
Hong Kong—3.3%
Swire Properties Ltd.	218,000	657,188
WH Group Ltd.	1,982,000	1,709,259
		2,366,447
Hungary—1.1%
OTP Bank PLC	14,657	804,547
India—5.0%
Hindustan Petroleum Corp. Ltd.	148,283	574,010
Petronet LNG Ltd.	253,636	842,639
UPL Ltd.	196,088	2,193,616
		3,610,265
Indonesia—1.7%
Bank Pembangunan Daerah Jawa Timur Tbk PT	4,236,700	222,346
Dharma Satya Nusantara Tbk PT	6,947,000	252,941
Wismilak Inti Makmur Tbk PT	16,046,800	764,059
		1,239,346
Malaysia—1.5%
Carlsberg Brewery Malaysia Bhd	127,500	678,601
Uchi Technologies Bhd	482,000	361,652
		1,040,253
Mexico—1.6%
Concentradora Fibra Danhos SA de CV	434,700	518,332
Macquarie Mexico Real Estate Management SA de CV	579,700	640,004
		1,158,336
Russia—2.0%
Fix Price Group Ltd. - GDR*	103,009	839,523
Sberbank of Russia PJSC - SP ADR	33,555	566,409
		1,405,932
South Africa—2.8%
Distell Group Holdings Ltd.*	69,114	852,061
Naspers Ltd., Class N	299	65,908
Pick n Pay Stores Ltd.	137,466	581,734
SPAR Group Ltd., (The)	36,449	501,855
		2,001,558
South Korea—6.6%
Innocean Worldwide, Inc.	9,148	531,806
KB Financial Group, Inc.	15,589	798,714
Osstem Implant Co., Ltd.	4,716	375,715
SK Hynix, Inc.	26,861	3,011,685
		4,717,920
Taiwan—9.9%
Fusheng Precision Co., Ltd.	67,000	533,522
Global Mixed Mode Technology, Inc.	89,000	704,257
Lotes Co., Ltd.	54,000	1,150,658
Nanya Technology Corp.	264,000	765,343
Pegavision Corp.	22,000	401,507
Tripod Technology Corp.	235,000	1,070,538
Wiwynn Corp.	74,000	2,422,824
		7,048,649
United States—2.5%
Micron Technology, Inc.*†	8,105	681,955
National Energy Services Reunited Corp.*†	84,168	1,079,875
		1,761,830
TOTAL COMMON STOCKS
(Cost $36,710,272)		43,452,163
PREFERRED STOCKS—4.6%
Brazil—1.4%
Itau Unibanco Holding SA 2.229%	113,800	649,169
Randon SA Implementos e Participacoes 4.107%	123,500	351,422
		1,000,591
Chile—0.6%
Embotelladora Andina SA, Class B 6.613%	198,714	473,129
South Korea—2.6%
Samsung Electronics Co., Ltd. 4.146%	28,339	1,833,407
TOTAL PREFERRED STOCKS
(Cost $2,071,117)		3,307,127

SHORT-TERM INVESTMENTS—22.9%
U.S. Bank Money Market Deposit Account, 0.01%(a)	16,380,491	16,380,491
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,380,491)		16,380,491
TOTAL INVESTMENTS—88.3%
(Cost $55,161,880)		63,139,781
SECURITIES SOLD SHORT—(1.1%)
COMMON STOCKS—(1.1%)
Mexico—(0.4%)
Grupo Financiero Inbursa SAB de CV	(252,500)	(249,736)
United Kingdom—(0.7%)
Antofagasta PLC	(23,315)	(510,437)
TOTAL COMMON STOCKS
(Proceeds $(509,871))		(760,173)
TOTAL SECURITIES SOLD SHORT—(1.1%)
(Proceeds $(509,871))		(760,173)
OTHER ASSETS IN EXCESS OF LIABILITIES—12.8%		9,124,078
NET ASSETS—100.0%		$71,503,686

GDR	Global Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	The rate shown is as of May 31, 2021.

Contracts For Difference held by the Fund at May 31, 2021, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Raiffeisen Bank International AG	Morgan Stanley	9/22/2022	-0.55%	Monthly	23,979	$572,251	$(4,926)

Canada
Frontera Energy Corp.	Goldman Sachs	9/18/2025	0.41	Monthly	132,297	696,502	51,295

Chile
Banco Santander-Chile - ADR	Morgan Stanley	9/22/2022	0.06	Monthly	12,252	262,070	13,181

China
Alibaba Group Holding Ltd.	Goldman Sachs	9/18/2025	0.09	Monthly	19,100	510,423	(573)
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	9/18/2025	0.10	Monthly	1,205	257,822	(147)
China Bluechemical Ltd., Class H	Goldman Sachs	9/18/2025	0.05	Monthly	1,238,000	390,818	(4,179)
China Medical System Holdings Ltd.	Goldman Sachs	9/18/2025	0.08	Monthly	148,000	369,194	3,310
China Yongda Automobiles Services Holdings Ltd.	Goldman Sachs	9/18/2025	0.08	Monthly	391,000	689,209	16,477
Netdragon Websoft Holdings	Goldman Sachs	9/18/2025	0.09	Monthly	64,000	184,721	8,212
Tencent Holdings Ltd.	Goldman Sachs	9/18/2025	0.09	Monthly	15,100	1,170,309	(11,902)
						3,572,496	11,198
France
Total SE	Goldman Sachs	9/18/2025	-0.56	Monthly	19,491	906,644	(36,791)

Mexico
Grupo Comercial Chedraui SA de CV	Morgan Stanley	9/22/2022	0.06	Monthly	214,000	341,876	1,836

Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	9/18/2025	-0.56	Monthly	11,887	229,973	(640)

Russia
Detsky Mir PJSC	Goldman Sachs	9/18/2025	0.10	Monthly	281,930	584,652	9,075
Sberbank PJSC - SP ADR	Goldman Sachs	9/18/2025	0.05	Monthly	42,084	712,120	15,021
						1,296,772	24,096
Singapore
DBS Group Holdings Ltd.	Goldman Sachs	9/18/2025	0.23	Monthly	37,151	854,262	18,238
Golden Agri-Resources Ltd.	Goldman Sachs	9/18/2025	0.23	Monthly	11,328,300	2,012,971	(86,118)
United Overseas Bank Ltd.	Goldman Sachs	9/18/2025	0.23	Monthly	21,800	433,198	8,634
						3,300,431	(59,246)
South Africa
Naspers Ltd. - SP ADR	Goldman Sachs	9/18/2025	0.10	Monthly	15,998	704,560	11,584

South Korea
GS Home Shopping, Inc.	Goldman Sachs	9/18/2025	0.03	Monthly	2,656	356,023	7,568
Hana Financial Group, Inc.	Goldman Sachs	9/18/2025	0.08	Monthly	40,351	1,647,976	(19,738)
Hankook Tire & Technology Co., Ltd.	Goldman Sachs	9/18/2025	0.09	Monthly	11,948	517,965	1,919
POSCO	Goldman Sachs	9/18/2025	0.10	Monthly	2,236	715,729	(38,942)
Samsung Electronics Co., Ltd.	Goldman Sachs	9/18/2025	0.10	Monthly	4,636	332,954	6,423
SK Hynix, Inc.	Goldman Sachs	9/18/2025	0.10	Monthly	1,361	152,537	6,823
						3,723,184	(35,947)
Taiwan
Ginko International Co., Ltd.	Goldman Sachs	9/18/2025	0.09	Monthly	57,000	360,610	15,014
Nanya Technology Corp.	Goldman Sachs	9/18/2025	0.07	Monthly	944,000	2,742,790	159,389
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	9/18/2025	0.10	Monthly	4,251	90,413	3,352
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	Goldman Sachs	9/18/2025	0.10	Monthly	12,082	1,417,944	78,551
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	HSBC	9/22/2022	0.10	Monthly	6,231	731,270	40,545
Wiwynn Corp.	Goldman Sachs	9/18/2025	0.09	Monthly	12,000	393,216	39,973
						5,736,243	336,824
Total Long						21,343,002	312,464

Short
Brazil
Light SA	Morgan Stanley	9/22/2022	0.06	Monthly	(190,300)	$(636,804)	$(33,370)
M Dias Branco SA	Goldman Sachs	9/18/2025	0.05	Monthly	(223,300)	(1,206,112)	(88,615)
Natura & Co. Holding SA	Morgan Stanley	9/22/2022	0.06	Monthly	(63,200)	(619,910)	(22,071)
Pagseguro Digital Ltd., Class A	Goldman Sachs	9/18/2025	0.06	Monthly	(11,645)	(571,886)	(82,827)
Ultrapar Participacoes SA	Goldman Sachs	9/18/2025	0.06	Monthly	(148,500)	(541,378)	27,345
						(3,576,090)	(199,538)
China
AAC Technologies Holdings, Inc.	Goldman Sachs	9/18/2025	0.02	Monthly	(127,500)	(771,318)	(32,155)
Beijing Dabeinong Technology Group Co., Ltd., Class A	HSBC	9/22/2022	0.09	Monthly	(170,100)	(218,581)	2,407
China Life Insurance Co.	Goldman Sachs	9/18/2025	0.02	Monthly	(98,000)	(207,594)	(5,588)
Cofco Joycome Foods Ltd.	Goldman Sachs	9/18/2025	0.02	Monthly	(973,000)	(442,563)	16,478
IQIYI, Inc. - ADR	Goldman Sachs	9/18/2025	0.06	Monthly	(53,547)	(763,580)	(16,647)
JOYY, Inc.	Goldman Sachs	9/18/2025	0.06	Monthly	(9,880)	(760,266)	94,695
KE Holdings, Inc.	Goldman Sachs	9/18/2025	0.06	Monthly	(2,368)	(122,876)	(3,868)
New Hope Liuhe Co., Ltd., Class A	Morgan Stanley	9/22/2022	0.06	Monthly	(504,800)	(1,203,774)	34,078
Wangsu Science & Technology Co., Ltd., Class A	Goldman Sachs	9/18/2025	0.06	Monthly	(1,216,000)	(1,075,463)	(33,921)
Wens Foodstuff Group Co., Ltd., Class A	Goldman Sachs	9/18/2025	0.06	Monthly	(398,300)	(880,356)	(12,484)
						(6,446,371)	42,995
Columbia
BanColombia S.A. - SP ADR	Goldman Sachs	9/18/2025	0.06	Monthly	(13,593)	(408,062)	10,711

Hong Kong
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	9/18/2025	0.02	Monthly	(127,400)	(237,698)	(5,290)
Fullshare Holdings Ltd.	Goldman Sachs	9/18/2025	0.02	Monthly	(17,860,000)	(386,615)	10,759
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	9/18/2025	0.02	Monthly	(296,734)	(522,283)	(11,551)
Ju Teng International Holdings Ltd.	Goldman Sachs	9/18/2025	0.02	Monthly	(384,000)	(89,062)	3,592
						(1,235,658)	(2,490)
Indonesia
Unilever Indonesia Tbk PT	Citigroup	4/01/2022	0.05	Monthly	(629,000)	(254,286)	(8,591)
Unilever Indonesia Tbk PT	Macquarie	12/23/2021	0.07	Monthly	(2,040,800)	(825,034)	(28,919)
						(1,079,320)	(37,510)
Israel
Elbit Systems Ltd.	Morgan Stanley	9/22/2022	0.06	Monthly	(3,632)	(480,354)	11,377
Wix.com Ltd.	Goldman Sachs	9/18/2025	0.06	Monthly	(3,225)	(838,049)	(107,374)
						(1,318,403)	(95,997)
Kuwait
National Bank of Kuwait	Goldman Sachs	9/18/2025	0.06	Monthly	(160,595)	(437,574)	10,166

Malaysia
Hartalega Holdings Bhd	Morgan Stanley	9/22/2022	0.06	Monthly	(360,200)	(801,703)	29,940
Top Glove Corp Bhd	Citigroup	4/01/2022	0.10	Monthly	(180,400)	(222,145)	9,717
Top Glove Corp. Bhd	HSBC	9/22/2022	0.10	Monthly	(567,900)	(699,313)	31,938
						(1,723,161)	71,595
Mexico
Becle SAB de CV	Morgan Stanley	9/22/2022	0.06	Monthly	(507,800)	(1,270,137)	(51,718)

Peru
Credicorp Ltd.	Goldman Sachs	9/18/2025	0.06	Monthly	(1,729)	(237,686)	6,123

Poland
Powszechna Kasa Oszczednosci Bank Polski SA	Goldman Sachs	9/18/2025	0.06	Monthly	(38,780)	(419,813)	(50,329)

Russia
Mail.ru Group Ltd. - GDR	Morgan Stanley	9/22/2022	0.06	Monthly	(40,182)	(926,597)	(88,136)

Saudi Arabia
Alinma Bank	Goldman Sachs	9/18/2025	0.06	Monthly	(39,198)	(209,042)	(563)
Arab National Bank	Goldman Sachs	9/18/2025	0.06	Monthly	(59,483)	(349,261)	(12)
Banque Saudi Fransi	Goldman Sachs	9/18/2025	0.06	Monthly	(50,295)	(486,153)	(6,432)
Rabigh Refining and Petrochemical	Goldman Sachs	9/18/2025	0.06	Monthly	(66,071)	(405,208)	(10,187)
Saudi Arabian Oil Co.	Goldman Sachs	9/18/2025	0.06	Monthly	(46,094)	(433,255)	3,273
						(1,882,919)	(13,921)
Singapore
Starhub Ltd.	Goldman Sachs	9/18/2025	0.13	Monthly	(510,100)	(470,565)	3,634

South Africa
Tiger Brands Ltd.	Goldman Sachs	9/18/2025	3.31	Monthly	(31,601)	(517,242)	(16,091)

South Korea
Amorepacific Corp.	Goldman Sachs	9/18/2025	0.06	Monthly	(2,790)	(717,950)	7,549
Kakao Games Corp.	Morgan Stanley	9/22/2022	0.06	Monthly	(11,472)	(535,902)	(20,711)
Lotte Shopping Co., Ltd.	Goldman Sachs	9/18/2025	0.06	Monthly	(4,983)	(522,739)	(13,736)
Orion Corp.	Morgan Stanley	9/22/2022	0.06	Monthly	(8,591)	(912,789)	(4,885)
Ottogi Corp.	Citigroup	4/01/2022	0.00	Monthly	(1,058)	(514,154)	3,593
Ottogi Corp.	Goldman Sachs	9/18/2025	0.06	Monthly	(1,113)	(540,882)	3,366
Paradise Co., Ltd.	Morgan Stanley	9/22/2022	0.06	Monthly	(7,926)	(138,579)	(5,053)
Samyang Foods Co., Ltd.	Goldman Sachs	9/18/2025	0.06	Monthly	(13,498)	(1,089,232)	(63,696)
Sillajen, Inc.	Goldman Sachs	9/18/2025	0.06	Monthly	(10,490)	(114,131)	(2,521)
						(5,086,358)	(96,094)
Taiwan
Acer, Inc.	Morgan Stanley	9/22/2022	0.06	Monthly	(698,000)	(800,144)	(60,827)
Asustek Computer, Inc.	Goldman Sachs	9/18/2025	0.06	Monthly	(65,000)	(917,341)	(23,938)
Chunghwa Telecom Ltd. - SP ADR	Goldman Sachs	9/18/2025	0.06	Monthly	(16,534)	(677,398)	(5,499)
Compal Electronics, Inc.	Goldman Sachs	9/18/2025	0.06	Monthly	(799,000)	(671,102)	(16,269)
Far EasTone Telecommunications Co., Ltd.	Goldman Sachs	9/18/2025	0.06	Monthly	(292,000)	(678,935)	(8,022)
Formosa Petrochemical Corp.	Goldman Sachs	9/18/2025	0.06	Monthly	(134,000)	(477,252)	(2,476)
Genius Electronic Optical Co., Ltd.	Goldman Sachs	9/18/2025	0.06	Monthly	(24,000)	(396,244)	(62,568)
Grape King Bio Ltd.	Morgan Stanley	9/22/2022	0.06	Monthly	(84,000)	(499,630)	262
Largan Precision Co., Ltd.	Goldman Sachs	9/18/2025	0.06	Monthly	(10,000)	(1,049,008)	(20,824)
Transcend Information, Inc.	Morgan Stanley	9/22/2022	0.06	Monthly	(209,000)	(536,429)	(18,471)
						(6,703,483)	(218,632)
Thailand
PTT Global Chemical PCL - NVDR	Goldman Sachs	9/18/2025	0.06	Monthly	(218,000)	(439,488)	23,646
True Corp., PCL - NVDR	Morgan Stanley	9/22/2022	0.06	Monthly	(7,053,300)	(708,716)	(27,461)
						(1,148,204)	(3,815)
United States
Synaptics, Inc.	Goldman Sachs	9/18/2025	0.06	Monthly	(1,043)	(131,762)	(5,849)
Total Short						(35,019,405)	(734,896)
Net unrealized gain/(loss) on Contracts For Difference							$(422,432)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$5,239,818	$5,239,818	$-	$-
Canada	986,476	986,476	-	-
China	9,546,599	976,328	8,570,271	-
Greece	524,187	-	524,187	-
Hong Kong	2,366,447	-	2,366,447	-
Hungary	804,547	-	804,547	-
India	3,610,265	-	3,610,265	-
Indonesia	1,239,346	-	1,239,346	-
Malaysia	1,040,253	678,601	361,652	-
Mexico	1,158,336	1,158,336	-	-
Russia	1,405,932	1,405,932	-	-
South Africa	2,001,558	1,935,650	65,908	-
South Korea	4,717,920	-	4,717,920	-
Taiwan	7,048,649	-	7,048,649	-
United States	1,761,830	1,761,830	-	-
Preferred Stock
Brazil	1,000,591	1,000,591	-	-
Chile	473,129	473,129	-	-
South Korea	1,833,407	-	1,833,407	-
Short-Term Investments	16,380,491	16,380,491	-	-
Contracts For Difference
Equity Contracts	861,069	834,464	26,605	-
Total Assets	$64,000,850	$32,831,646	$31,169,204	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Mexico	$(249,736)	$(249,736)	$-	$-
United Kingdom	(510,437)	-	(510,437)	-
Contracts For Difference
Equity Contracts	(1,283,501)	(1,280,980)	(2,521)	-
Total Liabilities	$(2,043,674)	$(1,530,716)	$(512,958)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.